FEDERATED CAPITAL APPRECIATION FUND II
Primary Shares
Service Shares
A portfolio of Federated Insurance Series

Supplement to Prospectus/Proxy dated January 15, 2010

Please replace the section “Share Ownership of the Funds” in its entirety with the following:

Record Date and Outstanding Shares

Only shareholders of record of Clover Fund at the close of business in December 11, 2009 (the “Record Date”) are entitled to notice and to vote at the meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were 7,293,321 Primary shares outstanding and entitled to vote and 343,638 Service shares outstanding and entitled to vote.

Share Ownership of the Funds

At the close of business on the Record Date, Officers and Trustees of the Trust owned less than 1% of the Clover Fund”s outstanding Primary shares and Service shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the Primary shares of Clover Fund then outstanding: Kansas City Life Insurance Company, Kansas City, MO, owned approximately 488,501 Shares (6.70%); Great-West Life & Annuity Insurance Company, Englewood, CO, owned approximately 386,543 Shares (5.30%); Union Security Insurance Company, Hartford, CT, owned approximately 1,442,545 Shares (19.78%); GE Life & Annuity, Richmond, VA, owned approximately 1,619,705 Shares (22.21%); ING Life Insurance and Annuity Company, Windsor, CT, owned approximately 2,192,553 Shares (30.06%)

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the Service shares of Clover Fund then outstanding: Nationwide Life Insurance Company, Columbus, OH, owned approximately 20,745 Shares (6.04%); Nationwide Life Insurance Company, Columbus, OH, owned approximately 102,591 Shares (29.85%); Transamerica Life Insurance Company, Cedar Rapids, IA, owned approximately 103,058 Shares (30.00%); Nationwide Life Insurance Company, Columbus, OH, owned approximately 117,203 Shares (34.11%)

At the close of business on the Record Date, Officers and Trustees of the Trust owned less than 1% of each class of Capital Fund’s outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the Primary shares of Capital Fund then outstanding: Union Security Insurance Company, Hartford, CT, owned approximately 521,901 Shares (5.20%); Merrill Lynch Life Insurance Company, Cedar Rapids, IA, owned approximately 763,905 Shares (7.62%); Merrill Lynch Life Insurance Company, Cedar Rapids, IA, owned approximately 7,184,055 Shares (71.63%).

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the Service shares of Capital Fund then outstanding: Nationwide Life Insurance Company, Columbus, OH, owned approximately 99,093 Shares (11.89%); Nationwide Life Insurance Company, Columbus, OH, owned approximately 210,644 Shares (25.27%); Transamerica Life Insurance Company, Cedar Rapids, IA, owned approximately 225,736 Shares (27.08%); Nationwide Life Insurance Company, Columbus, OH, owned approximately 298,250 Shares (35.77%).

Shareholders owning 25% or more of a Fund’s outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

ING Life Insurance and Annuity Co., is organized in the state of Connecticut and is a subsidiary of ING Retirement Holdings, Inc. organized in the state of Connecticut.

Transamerica Life Insurance Comapny is organized in the state of Iowa and is a subsidiary of Aegon USA, Inc. organized in the state of Iowa.
Nationwide Life Insurance Company . is organized in the state of Ohio and is a subsidiary of Nationwide Mutual Insurance Company; organized in the state of Ohio.
Merrill Lynch Life Insurance Company is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co., Inc. organized in the state of Delaware.

Please retain this Supplement with the Prospectus.

January 22, 2010

Cusip 313916835
Cusip 313916819
42013 (1/10)